Income Taxes - Reconciliation of Income Taxes (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Major components of tax expense (income) [abstract]
Combined Canadian federal and provincial income tax rate applied to income before income taxes	$ 1,777	$ 1,558	$ 1,328
Earnings of foreign subsidiaries	(220)	(137)	(152)
Tax-exempt income	(203)	(219)	(348)
Disposition	(1)	(26)	(76)
Changes in income tax rate on deferred tax balances	88	3	(11)
Impact of equity-accounted income	(29)	(25)	(24)
Other	10	8	1
Income tax expense	$ 1,422	$ 1,162	$ 718
Combined Canadian federal and provincial income tax rate applied to income before income taxes, percentage	26.50%	26.50%	26.50%
Earnings of foreign subsidiaries, percentage	(3.30%)	(2.30%)	(3.00%)
Tax-exempt income, percentage	(3.00%)	(3.70%)	(7.00%)
Disposition, percentage	0.00%	(0.40%)	(1.50%)
Changes in income tax rate on deferred tax balances, percentage	1.30%	0.00%	(0.20%)
Impact of equity-accounted income, percentage	(0.40%)	(0.40%)	(0.50%)
Other, percentage	0.10%	0.10%	0.00%
Income taxes in the consolidated statement of income, percentage	21.20%	19.80%	14.30%